Investments in Equity Investees - Summarized Statements of Operations (Details) ¥ in Millions	1 Months Ended				12 Months Ended
	Aug. 31, 2022 USD ($)	Aug. 31, 2022 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Summarized Statements of Operations
Revenue					$ 426,409,000	$ 356,128,000	$ 227,976,000
Interest income					9,599,000	2,076,000	3,236,000
Finance cost					(18,000)	(44,000)	(43,000)
Profit before taxation					(410,422,000)	(215,740,000)	(189,734,000)
Income tax expense					283,000	(11,918,000)	(4,829,000)
Net loss					(360,386,000)	(167,041,000)	(115,517,000)
Non-controlling interests					(449,000)	(27,607,000)	(10,213,000)
Net loss attributable to the Company					(360,835,000)	(194,648,000)	(125,730,000)
Net (loss)/income					(360,386,000)	(167,041,000)	(115,517,000)
Cash consideration					324,000
Other equity investee
Summarized Statements of Operations
Cash consideration	$ 324,000	¥ 2.2
SHPL
Summarized Statements of Operations
Revenue					370,600,000	332,648,000	276,354,000
Gross profit					281,113,000	255,089,000	204,191,000
Interest income					980,000	1,216,000	975,000
Profit before taxation					116,454,000	105,325,000	77,837,000
Income tax expense					(16,738,000)	(15,896,000)	(10,833,000)
Net loss					99,716,000	89,429,000	67,004,000
Net loss attributable to the Company					$ 99,716,000	$ 89,429,000	$ 67,004,000
Preferential income tax rate (as a percent)					15.00%	15.00%	15.00%	15.00%
Net (loss)/income					$ 99,716,000	$ 89,429,000	$ 67,004,000
HBYS
Summarized Statements of Operations
Revenue						209,528,000	232,368,000
Gross profit						111,066,000	116,804,000
Interest income						205,000	271,000
Finance cost							(5,000)
Profit before taxation						36,715,000	107,715,000
Income tax expense						(4,840,000)	(16,494,000)
Net loss						31,875,000	91,221,000
Non-controlling interests						(36,000)	62,000
Net loss attributable to the Company						31,839,000	91,283,000
Land compensation							86,100,000	¥ 569.2
Land compensation bonus			$ 17,000,000.0	¥ 110.3
Gain before tax			16,400,000	106.8
Cost on return of the land use right			$ 600,000	¥ 3.5
Net (loss)/income						31,875,000	91,221,000
HBYS and SHPL
Summarized Statements of Operations
Unrealized profits eliminated					110,000	36,000	0
Other equity investee
Summarized Statements of Operations
Net loss					10,000	41,000	(194,000)
Net (loss)/income					$ 10,000	$ 41,000	$ (194,000)